Structured entities	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Structured entities

17	Interests in associates and joint ventures
Principal associates of the group
Business Growth Fund Group plc (‘BGF’) is a principal associate of the group. BGF is an independent company, established in 2011 to provide investment to growing small to medium-sized British businesses. BGF is backed by five of the UK’s main banking groups: Barclays, HSBC, Lloyds, RBS and Standard Chartered. At 31 Dec 2023, the group had a 24.62% interest in the equity capital of BGF. Share of (Loss)/profit in BGF is £(6)m (2022: £(22)m; 2021: £192m) and carrying amount of interest in BGF is £652m (2022: £673m; 2021: £702m).
Interests in joint ventures
A list of all associates is set out on page 186.

19	Structured entities
The group is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by the group or a third party.
Consolidated structured entities

Total assets of the group’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	£m	£m	£m	£m	£m
At 31 Dec 2023	2,809	180	4,272	398	7,659
At 31 Dec 2022	3,479	192	3,981	463	8,115
Conduits
The group has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.
At 31 December 2023, Solitaire, the group's principal SIC held £0.8bn of ABSs (2022: £1.1bn). It is currently funded entirely by commercial paper (‘CP’) issued to the group. At 31 December 2023, the group held £1.0bn of CP (2022: £1.3bn).
Multi-seller conduits
The group's multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, the group bears risk equal to transaction-specific facility offered to the multi-seller conduits, amounting to £4.2bn at 31 December 2023 (2022:£4.7bn). First loss protection is provided by the originator of the assets, and not by the group, through transaction-specific credit enhancements. A layer of secondary loss protection is provided by the group in the form of programme-wide enhancement facilities.
Securitisations
The group uses structured entities to securitise customer loans and advances it originates in order to diversify the sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by the group to the structured entities for cash or synthetically through credit default swaps, and the structured entities issue debt securities to investors.
HSBC managed funds
The group together with other HSBC entities has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, the group controls these funds.
Other
The group has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, the group is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by the group. The group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with the group’s interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities (£m)

Nature and risks associated with the group’s interests in unconsolidated structured entities (continued)
0 – 400	1	154	977	13	1,145
400 – 1,500	1	50	874	1	926
1,500 – 4,000	—	34	329	—	363
4,000 – 20,000	—	20	149	—	169
20,000+	—	1	8	—	9
Number of entities at 31 Dec 2023	2	259	2,337	14	2,612

	£m	£m	£m	£m	£m
Total assets in relation to the group's interests in the unconsolidated structured entities	128	5,808	3,793	878	10,607
– trading assets	—	1	10	—	11
– financial assets designated and otherwise mandatorily measured at fair value	—	5,802	3,296	—	9,098
– loans and advances to banks	—	—	—	—	—
– loans and advances to customers	128	—	487	471	1,086
– financial investments	—	5	—	—	5
– other assets	—	—	—	407	407
Total liabilities in relation to the group’s interests in the unconsolidated structured entities	—	5	—	—	5
Other off-balance sheet commitments	27	—	514	—	541
The group's maximum exposure at 31 Dec 2023	155	5,803	4,307	878	11,143

	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities (£m)
0 – 400	2	155	966	12	1,135
400 – 1,500	1	55	757	1	814
1,500 – 4,000	—	19	304	—	323
4,000 – 20,000	—	16	155	—	171
20,000+	—	3	14	—	17
Number of entities at 31 Dec 2022	3	248	2,196	13	2,460

	£m	£m	£m	£m	£m
Total assets in relation to the group’s interests in the unconsolidated structured entities	220	4,671	4,425	925	10,241
– trading assets	—	1	104	—	105
– financial assets designated and otherwise mandatorily measured at fair value	—	4,665	3,869	—	8,534
– loans and advances to customers	220	—	452	497	1,169
– financial investments	—	5	—	—	5
– other assets	—	—	—	428	428
Total liabilities in relation to group‘s interests in the unconsolidated structured entities	—	4	—	—	4
Other off-balance sheet commitments	34	—	571	24	629
The group's maximum exposure at 31 Dec 2022	254	4,667	4,996	949	10,866
The maximum exposure to loss from the group’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.
–For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.
–For retained and purchased investments and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying amount of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements entered into to mitigate the group‘s exposure to loss.
Securitisations
The group has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, the group has investments in ABSs issued by third-party structured entities.
HSBC managed funds
The group together with other HSBC entities establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. The group, as fund manager, may be entitled to receive management and performance fees based on the assets under management. The group may also retain units in these funds.
Non-HSBC managed funds
The group purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
The group has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, the group enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
Group sponsored structured entities
The amount of assets transferred to and income received from such sponsored entities during 2023 and 2022 was not significant.

38	HSBC Bank plc’s subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Bank plc subsidiaries, joint ventures and associates, their registered office address and the effective percentage of equity owned at 31 December 2023 is disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares which are held by HSBC Bank plc or its subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC Bank plc unless otherwise indicated.
HSBC Bank plc's registered office address is:
HSBC Bank plc
8 Canada Square
London E14 5HQ

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		1, 2, 53
AI Nominees (UK) Two Limited	100.00		1, 2, 53
Assetfinance December (H) Limited	100.00		53
Assetfinance December (P) Limited	100.00		2, 53
Assetfinance December (R) Limited	100.00		53
Assetfinance June (A) Limited	100.00		53
Assetfinance Limited (In Liquidation)	100.00		8
Assetfinance March (B) Limited	100.00		9
Assetfinance March (F) Limited	100.00		53
Assetfinance September (F) Limited	100.00		53
Banco Nominees (Guernsey) Limited	100.00		10
Banco Nominees 2 (Guernsey) Limited	100.00		10
Banco Nominees Limited	100.00		11
Beau Soleil Limited Partnership	n/a		0, 12
BentallGreenOak China Real Estate Investments, L.P.	n/a		0, 1, 13
Canada Crescent Nominees (UK) Limited	100.00		2, 53
Canada Water Nominees (UK) Limited (In Liquidation)	100.00		2, 8
CCF & Partners Asset Management Limited	100.00	(99.99)	53
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		14
Charterhouse Administrators ( D.T.) Limited	100.00	(99.99)	53
Charterhouse Management Services Limited	100.00	(99.99)	53
Charterhouse Pensions Limited	100.00		2, 53
COIF Nominees Limited	n/a		0, 2, 53
Corsair IV Financial Services Capital Partners - B L.P	n/a		0, 1, 15
Dempar 1	100.00	(99.99)	3, 16
Eton Corporate Services Limited	100.00		10
Flandres Contentieux S.A.	100.00	(99.99)	3, 16
Foncière Elysées	100.00	(99.99)	3, 16
Griffin International Limited	100.00		53
HLF	100.00	(99.99)	3, 16
HSBC (BGF) Investments Limited	100.00		2, 53
HSBC Asset Finance (UK) Limited	100.00		2, 53
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		2, 53
HSBC Assurances Vie (France)	100.00	(99.99)	3, 17
HSBC Bank (General Partner) Limited	100.00		2, 18
HSBC Bank (RR) (Limited Liability Company)	n/a		0, 6, 19
HSBC Bank Armenia CJSC	100.00		20
HSBC Bank Bermuda Limited	100.00		2, 11
HSBC Bank Capital Funding (Sterling 1) LP	n/a		0, 18
HSBC Bank Capital Funding (Sterling 2) LP	n/a		0, 18
HSBC Bank Malta p.l.c.	70.03		21
HSBC Cayman Limited	100.00		26
HSBC Cayman Services Limited	100.00		22
HSBC City Funding Holdings (In Liquidation)	100.00		8
HSBC Client Holdings Nominee (UK) Limited	100.00		2, 53
HSBC Client Nominee (Jersey) Limited	100.00		2, 23

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
HSBC Continental Europe	99.99		3, 16
HSBC Corporate Trustee Company (UK) Limited	100.00		2, 53
HSBC Custody Services (Guernsey) Limited	100.00		10
HSBC Epargne Entreprise (France)	100.00	(99.99)	3, 17
HSBC Equity (UK) Limited	100.00		2, 53
HSBC Europe B.V.	100.00		53
HSBC Factoring (France)	100.00	(99.99)	3, 16
HSBC Global Asset Management (Bermuda) Limited	100.00		7, 11
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	4, 24
HSBC Global Asset Management (France)	100.00	(99.99)	3, 17
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	25
HSBC Global Custody Nominee (UK) Limited	100.00		2, 53

HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 2, 53
HSBC Infrastructure Limited (In Liquidation)	100.00		8
HSBC Institutional Trust Services (Bermuda) Limited	100.00		11
HSBC Insurance Services Holdings Limited	100.00		2, 53
HSBC Investment Bank Holdings Limited	100.00		2, 53
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		2, 53
HSBC Issuer Services Depositary Nominee (UK) Limited (In Liquidation)	100.00		2, 8
HSBC Life (UK) Limited	100.00		2, 53
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	25
HSBC LU Nominees Limited	100.00		2, 53
HSBC Marking Name Nominee (UK) Limited	100.00		2, 53
HSBC Middle East Leasing Partnership	n/a		0, 27
HSBC Operational Services GmbH	100.00	(99.99)	4, 24
HSBC Overseas Nominee (UK) Limited	100.00		2, 53
HSBC PB Corporate Services 1 Limited	100.00		28
HSBC Pension Trust (Ireland) DAC	100.00		2, 29
HSBC PI Holdings (Mauritius) Limited	100.00		30
HSBC Preferential LP (UK)	100.00		2, 53
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	31
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		28
HSBC Private Equity Investments (UK) Limited	100.00		53

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
HSBC Private Markets Management SARL	n/a		0, 1, 32
HSBC Property Funds (Holding) Limited	100.00		53
HSBC Real Estate Leasing (France)	100.00	(99.99)	3, 16
HSBC REIM (France)	100.00	(99.99)	3, 17
HSBC Securities (South Africa) (Pty) Limited	100.00		2, 34
HSBC Securities Services (Bermuda) Limited	100.00		11
HSBC Securities Services (Guernsey) Limited	100.00		10
HSBC Securities Services (Ireland) DAC	100.00		29
HSBC Securities Services (Luxembourg) S.A.	100.00		2, 31
HSBC Securities Services Holdings (Ireland) DAC	100.00		29
HSBC Service Company Germany GmbH	100.00	(99.99)	1, 4, 24
HSBC Services (France)	100.00	(99.99)	3, 16
HSBC SFH (France)	100.00	(99.99)	3, 17
HSBC SFT (C.I.) Limited	100.00		2, 10
HSBC Specialist Investments Limited	100.00		7, 53
HSBC Transaction Services GmbH	100.00	(99.99)	4, 24
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	35
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	24
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	1, 4, 36
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	4, 24
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	4, 24
HSBC Trustee (C.I.) Limited	100.00		2, 28
HSBC Trustee (Guernsey) Limited	100.00		2, 10
HSIL Investments Limited	100.00		53
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(99.99)	24
James Capel (Nominees) Limited	100.00		2, 53
James Capel (Taiwan) Nominees Limited	100.00		2, 53
Keyser Ullmann Limited	100.00	(99.99)	53
Midcorp Limited	100.00		2, 53
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		2, 53
RLUKREF Nominees (UK) One Limited	100.00		1, 2, 53
RLUKREF Nominees (UK) Two Limited	100.00		1, 2, 53
S.A.P.C. - Ufipro Recouvrement	99.99		5, 16
Saf Baiyun	100.00	(99.99)	3, 16
Saf Guangzhou	100.00	(99.99)	3, 16
SCI HSBC Assurances Immo	100.00	(99.99)	5, 17
SFM	100.00	(99.99)	3, 16
SFSS Nominees (Pty) Limited	100.00		34
SNC Les Oliviers D'Antibes	60.00	(59.99)	5, 17
SNCB/M6-2008 A	100.00	(99.99)	3, 16
SNCB/M6-2007 A	100.00	(99.99)	3, 16
SNCB/M6-2007 B	100.00	(99.99)	3, 16
Société Française et Suisse	100.00	(99.99)	3, 16
Somers Dublin DAC	100.00	(99.99)	29
Somers Nominees (Far East) Limited	100.00		11
Sopingest	100.00	(99.99)	3, 16
South Yorkshire Light Rail Limited	100.00		53
Swan National Limited (In Liquidation)	100.00		8
The Venture Catalysts Limited (In Liquidation)	100.00		2, 8
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	4, 24
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	4, 24
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(99.99)	4, 24
Trinkaus Private Equity Management GmbH	100.00	(99.99)	4, 24
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	4, 24
Valeurs Mobilières Elysées	100.00	(99.99)	3, 16
Woodex Limited	100.00		11

Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint Ventures	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)	Footnotes
HCM Holdings Limited (In Liquidation)	50.99	8
MK HoldCo Limited	50.32	1, 37
ProServe Bermuda Limited	50.00	38
The London Silver Market Fixing Limited	n/a	0, 1, 2, 39

Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)	Footnotes
BGF Group plc	24.62	40
Bud Financial Limited	4.84	1, 41
Contour Pte Ltd	9.87	1, 42
Divido Financial Services Limited	7.70	1, 43
Episode Six Inc.	5.69	1, 44
Euro Secured Notes Issuer	16.67	45
LiquidityMatch LLC	n/a	0, 1, 46
London Precious Metals Clearing Limited	30.00	1, 2, 47
Monese Ltd	5.39	1, 48
Quantexa Limited	9.36	49
Services Epargne Entreprise	14.18	50
Threadneedle Software Holdings Limited	7.10	1, 51
Trade Information Network Limited	12.76	1, 52
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	n/a	0, 24
We Trade Innovation Designated Activity Company (In Liquidation)	9.88	1, 33

Footnotes
0
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC's consolidation policy is described in Note 1.2(a).

1
Management has determined that these undertakings are excluded from consolidation in the group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS Accounting Standards. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Bank plc
Description of shares
3	Actions
4	GmbH Anteil
5	Parts
6	Russian Limited Liability Company Shares
7	Preference Shares
Registered offices
8	c/o Teneo Financial Advisory Limited, The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
9	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP

Registered offices
10	Arnold House, St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
11	37 Front Street, Harbourview Centre, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
12	HSBC Main Building, 1 Queen's Road Central, Hong Kong
13	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
14	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
15	c/o Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
16	38 avenue Kléber, Paris, France, 75116
17	Immeuble Cœur Défense, 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
18	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
19	2 Paveletskaya Square Building 2, Moscow, Russia, 115054
20	90 Area 42 Paronyan Street, Yerevan, Armenia, 0015
21	116 Archbishop Street, Valletta, Malta
22	P.O. Box 1109, Strathvale House, Ground Floor, 90 North Church Street, George Town, Grand Cayman, Cayman Islands, KY1-1102
23	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
24	Hansaallee 3, Düsseldorf, Germany, 40549
25	80 Mill Street, Qormi, Malta, QRM 3101
26	P.O. Box 309, Ugland House, Grand Cayman, Cayman Islands, KY1-1104
27	Unit 401, Level 4, Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 506553, Dubai, United Arab Emirates
28	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
29	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820
30	6th Floor, HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
31	18 Boulevard de Kockelscheuer, Luxembourg, Luxembourg, 1821
32	5 rue Heienhaff, Senningerberg, Luxembourg, L-1736
33	10 Earlsfort Terrace, Dublin, Ireland, D02 T380
34	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
35	16 Boulevard d'Avranches, Luxembourg, L-1160
36	3 Hansaallee, Düsseldorf, Nordrhein-Westfalen, Germany, 40549
37	35 Ballards Lane, London, United Kingdom, N3 1XW
38	c/o MUFG Fund Services (Bermuda) Limited, Cedar House, 4th Floor North, 41 Cedar Avenue, Hamilton, Bermuda, HM12
39	27 Old Gloucester Street, London, United Kingdom, WC1N 3AX
40	13-15 York Buildings, London, United Kingdom, WC2N 6JU
41	167-169 Great Portland Street, 5th Floor, London, United Kingdom, W1W 5PF
42	1 Harbourfront Avenue, #14-07 Keppel Bay Tower, Singapore, 098632
43	Office 7, 35-37 Ludgate Hill, London, United Kingdom, EC4M 7JN
44	251 Little Falls Drive, New Castle, Wilmington, United States of America, 19808
45	3 avenue de l'Opera, Paris, France, 75001
46	100 Town Square Place, Suite 201, Jersey City, New Jersey, United States of America, 07310
47	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
48	Eagle House, 163 City Road, London, United Kingdom, EC1V 1NR
49	Hill House, 1 Little New Street, London, United Kingdom, EC4A 3TR
50	32 rue du Champ de Tir, Nantes, France, 44300
51	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN
52	3 More London Riverside, London, United Kingdom, SE1 2AQ
53	8 Canada Square, London, United Kingdom, E14 5HQ